Segment Information - Additional Information (Detail)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2013 Segment	Sep. 30, 2013 Segment	Dec. 31, 2012 Segment
Segment Information [Line Items]
Number of operating segments	1	1	1